Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

August 31, 2013

Dates Covered
Collections Period	08/01/13 - 08/31/13
Interest Accrual Period	08/15/13 - 09/15/13
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/13	505,828,273.74	30,441
Yield Supplement Overcollateralization Amount at 07/31/13	9,467,761.60	0

Receivables Balance at 07/31/13	515,296,035.34	30,441
Principal Payments	20,151,033.02	738
Defaulted Receivables	718,314.80	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/13	8,969,846.41	0

Pool Balance at 08/31/13	485,456,841.11	29,664

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	6,766,206.36	517
Past Due 61-90 days	1,540,479.37	108
Past Due 91 + days	362,605.45	26

Total	8,669,291.18	651

Total 31+ Delinquent as % Ending Pool Balance	1.79%

Recoveries	514,639.51

Aggregate Net Losses/(Gains)—August 2013	203,675.29

Overcollateralization Target Amount	21,845,557.85
Actual Overcollateralization	21,845,557.85

Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	4.84%
Weighted Average Remaining Term	51.19

Flow of Funds	$ Amount
Collections	22,256,791.30
Advances	4,382.90
Investment Earnings on Cash Accounts	2,843.68
Servicing Fee	(429,413.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,834,604.52

Distributions of Available Funds
(1) Class A Interest	228,405.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,454,718.16
(7) Distribution to Certificateholders	2,138,811.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,834,604.52

Servicing Fee	429,413.36
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 08/15/13	483,066,001.42
Principal Paid	19,454,718.16
Note Balance @ 09/16/13	463,611,283.26

Class A-1
Note Balance @ 08/15/13	0.00
Principal Paid	0.00
Note Balance @ 09/16/13	0.00
Note Factor @ 09/16/13	0.0000000%

Class A-2
Note Balance @ 08/15/13	185,209,001.42
Principal Paid	19,454,718.16
Note Balance @ 09/16/13	165,754,283.26
Note Factor @ 09/16/13	76.0340749%

Class A-3
Note Balance @ 08/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	176,000,000.00
Note Factor @ 09/16/13	100.0000000%

Class A-4
Note Balance @ 08/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	107,515,000.00
Note Factor @ 09/16/13	100.0000000%

Class B
Note Balance @ 08/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 09/16/13	14,342,000.00
Note Factor @ 09/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	241,074.63
Total Principal Paid	19,454,718.16

Total Paid	19,695,792.79

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	66,366.56
Principal Paid	19,454,718.16

Total Paid to A-2 Holders	19,521,084.72

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3525220
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4485180

Total Distribution Amount	28.8010400

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3044338
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	89.2418264

Total A-2 Distribution Amount	89.5462602

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/13	77,498.78
Balance as of 08/31/13	81,881.68
Change	4,382.90

Reserve Account
Balance as of 08/15/13	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	—
Balance as of 09/16/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36